Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,093,710
Proposed Maximum Offering Price per Unit	122.15
Maximum Aggregate Offering Price	$ 255,746,676.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,154.82
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
shall be deemed to cover any additional shares of common stock, par value $0.01 per share (the “Common Stock”) of Choice Hotels International, Inc. that may be issued under the Choice Hotels International, Inc. 2025 Long-Term Incentive Plan (the “Plan”) as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on May 8, 2025.